SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (6,097,151)	$ (6,759,529)
Numerator:
Weighted average common shares outstanding-basic	369,415,435	328,392,903	345,160,167	225,497,197
Weighted average common shares outstanding-diluted	369,415,435	328,392,903	345,160,167	225,497,197
Basic	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.01)
Net Loss	$ (6,111,883)	$ 9,974,398	$ (15,882,195)	$ (2,702,602)
Diluted	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.01)
Denominator:
Dilutive common stock equivalents			0	0